Going Concern (Details) - USD ($)		12 Months Ended
	Jan. 02, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Going Concern [Abstract]
Net loss		$ (4,157,737)	$ (4,340,975)	$ (11,525,102)
Net operation cash outflow		(1,189,734)	(7,724,364)	$ (12,318,965)
Accumulated deficit		$ (72,429,528)	$ (68,161,722)
Subsequent Event [Member]
Going Concern [Abstract]
Ordinary shares sale (in Shares)	1,535,000
Ordinary shares per share (in Dollars per share)	$ 0.00001
Sale of per share price (in Dollars per share)	$ 2
Gross proceeds	$ 3,070,000